Recapitalization Transaction - Company's common stock issued and outstanding (Details) - shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 29, 2020
Business Acquisition [Line Items]
Common stock, shares issued (in shares)	196,803,459	60,433,395	59,901,306
Common stock, shares outstanding (in shares)	196,803,459	60,433,395	59,901,306	50,160,042
MUDS | Investors
Business Acquisition [Line Items]
Common stock, shares outstanding (in shares)				50,160,042
Ownership %				100.00%
MUDS | Investors | Former Seller stockholders and affiliated entities
Business Acquisition [Line Items]
Common stock, shares issued (in shares)				48,421,309
Common stock, shares outstanding (in shares)				48,421,309
Ownership %				96.50%
MUDS | Investors | Former MUDS public stockholders
Business Acquisition [Line Items]
Common stock, shares issued (in shares)				1,197,704
Common stock, shares outstanding (in shares)				1,197,704
Ownership %				2.40%
MUDS | Investors | Lender to Sprott Credit Agreement
Business Acquisition [Line Items]
Common stock, shares issued (in shares)				496,634
Common stock, shares outstanding (in shares)				496,634
Ownership %				1.00%
MUDS | Investors | Cantor Fitzgerald & Co.
Business Acquisition [Line Items]
Common stock, shares issued (in shares)				44,395
Common stock, shares outstanding (in shares)				44,395
Ownership %				0.10%
MUDS | Investors | Cantor
Business Acquisition [Line Items]
Common stock, shares outstanding (in shares)				200,000